Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligations
Schedule of changes in the Company's ARO

Thefollowing table reflects the changes in the Company’s ARO during the years ended December 31, 2013 and 2012:

	Year Ended December 31,
	2013	2012
	(In thousands)
Asset retirement obligation — beginning of period	$2,963	$2,796
Additions to ARO from new properties	17,545	2,638
Sales or abandonments of properties	—	(2,686)
Accretion expense during period	663	215
Asset retirement obligation — end of period	$21,171	$2,963